Vanguard Real Estate II Index Fund Shareholder Fees - Institutional Plus Prospectus [Member] - Vanguard Real Estate II Index Fund - Institutional Plus Shares	Jan. 31, 2026
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.00%
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%